Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of identifiable intangible assets
	Estimated Useful Life (Years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized
Patent	10 years	873,263	(43,663)	829,600
Indefinite-lived
In-process research and development	Indefinite	3,209,000	-	3,209,000
Total identifiable intangible assets		$4,082,263	$(43,663)	$4,038,600